UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2002
                                                    --------------

Check here if Amendment [ ];             Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221
           --------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Brace
Title:     Portfolio Manager
Phone:     716-633-3800

Signature, Place, and Date of Signing:

                                WILLIAMSVILLE, NY                 5/13/02
------------------              -----------------                 -------
[Signature]                       [City, State]                   [Date]

Report Type          (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969____________         _____________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              103

Form 13F Information Table Value Total:             $387304
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number             Name

           ____      28-_____________________         __________________________

           [Repeat as necessary.]




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                                                       Elias Asset Management
                                                              FORM 13F
                                                           March 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc.           COM              00184A105     6752   285477 SH       Sole                   285477
Abbott Labs                    COM              002824100      377     7175 SH       Sole                     7175
Agilent Technologies           COM              00846U101      299     8550 SH       Sole                     8550
Air Products & Chemicals       COM              009158106      279     5400 SH       Sole                     5400
American Express Co.           COM              025816109     9491   231710 SH       Sole                   231710
American International Group   COM              026874107    10147   140661 SH       Sole                   140661
Amgen Inc.                     COM              031162100      392     6575 SH       Sole                     6575
Anadarko Petroleum Corp.       COM              032511107    11074   196205 SH       Sole                   196205
Anheuser Busch Cos. Inc.       COM              035229103      240     4600 SH       Sole                     4600
Applied Materials Inc.         COM              038222105    12334   227265 SH       Sole                   227265
Automatic Data Processing      COM              053015103    13579   233033 SH       Sole                   233033
Bristol Myers Squibb           COM              110122108     7909   195320 SH       Sole                   195320
CVS Corp.                      COM              126650100      307     8950 SH       Sole                     8950
Cardinal Health Inc.           COM              14149Y108    11611   163790 SH       Sole                   163790
Cisco Systems Inc.             COM              17275R102     7076   417942 SH       Sole                   417942
Citigroup Inc.                 COM              172967101    10694   215958 SH       Sole                   215958
Clear Channel Communications   COM              184502102    10760   209291 SH       Sole                   209291
Corning Inc.                   COM              219350105     4044   530774 SH       Sole                   530774
DuPont E.I.                    COM              263534109    12077   256140 SH       Sole                   256140
EMC Corp. Mass                 COM              268648102     4849   406758 SH       Sole                   406758
Emerson Electric Co.           COM              291011104    11234   195752 SH       Sole                   195752
Exxon Mobil Corporation        COM              30231G102    13943   318113 SH       Sole                   318113
Gannett Co. Inc.               COM              364730101      304     4000 SH       Sole                     4000
General Electric Co.           COM              369604103    13118   350283 SH       Sole                   350283
Gillette Co.                   COM              375766102      220     6480 SH       Sole                     6480
Home Depot Inc.                COM              437076102    13163   270788 SH       Sole                   270788
Intel Corp.                    COM              458140100    12501   411090 SH       Sole                   411090
International Business Machine COM              459200101      308     2958 SH       Sole                     2958
JP Morgan Chase & Company      COM              46625H100    10424   292411 SH       Sole                   292411
Johnson & Johnson              COM              478160104      462     7120 SH       Sole                     7120
Kimberly Clark Corp.           COM              494368103    10899   168585 SH       Sole                   168585
Lilly, Eli & Co.               COM              532457108     9821   128879 SH       Sole                   128879
Limited Inc.                   COM              532716107    12830   716774 SH       Sole                   716774
MBNA Corp.                     COM              55262L100      270     7000 SH       Sole                     7000
Marsh & McLennan Cos.          COM              571748102    12341   109465 SH       Sole                   109465
McDonalds                      COM              580135101      281    10130 SH       Sole                    10130
Medtronic Inc.                 COM              585055106    10435   230815 SH       Sole                   230815
Merck and Co.                  COM              589331107      555     9640 SH       Sole                     9640
Merrill Lynch & Co., Inc.      COM              590188108    11510   207828 SH       Sole                   207828
Microsoft, Inc.                COM              594918104    12290   203781 SH       Sole                   203781
Nasdaq-100 (QQQ)               COM              631100104      303     8400 SH       Sole                     8400
PPG Industries Inc.            COM              693506107     6858   124890 SH       Sole                   124890
Pepsico Inc.                   COM              713448108    10293   199860 SH       Sole                   199860
Pfizer Inc.                    COM              717081103      401    10100 SH       Sole                    10100
Procter & Gamble               COM              742718109      270     3000 SH       Sole                     3000
Royal Dutch Petro-NY Shares    COM              780257804      261     4800 SH       Sole                     4800
S & P 500 Dep Receipt          COM              78462F103      378     3300 SH       Sole                     3300
SBC Communications Inc.        COM              78387G103      425    11363 SH       Sole                    11363
Schering-Plough Corp.          COM              806605101      383    12225 SH       Sole                    12225
Schlumberger Ltd.              COM              806857108      306     5200 SH       Sole                     5200
Solectron Corp.                COM              834182107     3804   487739 SH       Sole                   487739
Sun Microsystems Inc.          COM              866810104     6174   700051 SH       Sole                   700051
Sysco Corp                     COM              871829107      453    15200 SH       Sole                    15200
Texas Instruments Inc.         COM              882508104    12357   373317 SH       Sole                   373317
Verizon Communications         COM              92343v104      251     5500 SH       Sole                     5500
Wal-Mart Stores Inc.           COM              931142103      466     7600 SH       Sole                     7600
Walt Disney Co.                COM              254687106     9849   426743 SH       Sole                   426743
WorldCom Inc.                  COM              98157D106     4660   691455 SH       Sole                   691455
Brandywine Fund                                 10532D107      644 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth                  277919205      365 704.5080 SH       Sole                 704.5080
EuroPacific Growth Fund                         298706102     2424 88827.3540SH      Sole               88827.3540
Managers Special Equity Fund                    561717208     1393 19538.2550SH      Sole               19538.2550
Small Cap Value #58                             783925688     1461 80535.0170SH      Sole               80535.0170
First Mutual Fund                               892880105     1554 151427.7565SH     Sole              151427.7565
National Westminster Bank Ser                   638539700      214     8509 SH       Sole                     8509
Sun Trust Capital V 7.05%                       86789N204      217     9000 SH       Sole                     9000
Amgen Inc.                     COM              031162100     2871    48100 SH       Sole                    48100
BP PLC-Spons ADR               COM              055622104      422     7940 SH       Sole                     7940
BSB Bancorp Inc.               COM              055652101      300    10048 SH       Sole                    10048
Bank of New York               COM              064057102      450    10700 SH       Sole                    10700
Bankamerica Corp.              COM                             242     3562 SH       Sole                     3562
BellSouth Corp                 COM                             263     7122 SH       Sole                     7122
Bristol Myers Squibb           COM                             944    23325 SH       Sole                    23325
ChevronTexaco Corp.            COM              166764100      724     8024 SH       Sole                     8024
Colgate - Palmolive            COM              194162103      400     7000 SH       Sole                     7000
Colonial Bancgroup             COM              195493309      179    12000 SH       Sole                    12000
Community Bank Systems         COM              203607106     1372    45500 SH       Sole                    45500
Computer Task Group            COM              205477102     1103   190750 SH       Sole                   190750
DuPont E.I.                    COM                             325     6896 SH       Sole                     6896
Employee Benefit Stock Fund    COM              DONTPRIC5     4275   242554 SH       Sole                   242554
Exxon Mobil Corporation        COM              30231G102     2972    67812 SH       Sole                    67812
General Electric Co.           COM              369604103     3239    86496 SH       Sole                    86496
Gillette Co.                   COM              375766102      805    23664 SH       Sole                    23664
Home Depot                     COM                             344     7071 SH       Sole                     7071
Intel Corp.                    COM                             323    10610 SH       Sole                    10610
International Business Machine COM                             467     4491 SH       Sole                     4491
Ishares Russell 2000 Growth    COM              464287648      237     4200 SH       Sole                     4200
Jefferson Pilot Corp.          COM              475070108      228     4555 SH       Sole                     4555
Johnson & Johnson              COM              478160104      448     6900 SH       Sole                     6900
Merck and Co.                  COM                             882    15311 SH       Sole                    15311
Microsoft, Inc.                COM              594918104      336     5572 SH       Sole                     5572
Pfizer Inc.                    COM              717081103      294     7400 SH       Sole                     7400
Philip Morris                  COM              718154107      253     4800 SH       Sole                     4800
Procter & Gamble               COM                             216     2400 SH       Sole                     2400
Rand Capital Corp.             COM              DONTPRIC5       11    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103     1551    15700 SH       Sole                    15700
SBC Communications             COM                             292     7803 SH       Sole                     7803
Safari Associates Inc.         COM              786363101        8    26500 SH       Sole                    26500
Star Publications Inc          COM                               0    10000 SH       Sole                    10000
Trustco Bank Corp.             COM              898349105      432    33440 SH       Sole                    33440
Union Pacific                  COM              907818108      339     5460 SH       Sole                     5460
United Technologies            COM                             313     4225 SH       Sole                     4225
WM Wrigley Jr. Co.             COM              982526105      320     6000 SH       Sole                     6000
Wal-Mart Stores Inc.           COM              931142103      221     3600 SH       Sole                     3600
Walgreen Co.                   COM              931422109      314     8000 SH       Sole                     8000
Wyeth                          COM              983024100     1224    18640 SH       Sole                    18640
REPORT SUMMARY                106 DATA RECORDS              387304            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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